Party-in-Interest Transactions - Additional Information (Details) - EBP 001 - Employee Benefit Plan, Employer, Common Stock - Employee Benefit Plan, Trustee - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Employee Benefit Plan, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held	645,120	670,911
Employee benefit plan, change in net asset available for benefit, increase from dividend income on investment	$ 0	$ 0
Employee Benefit Plan, Investment Acquired, Excluding Plan Interest in Master Trust, Cost	798,903	1,090,961
Employee Benefit Plan, Investment Sold, Excluding Plan Interest in Master Trust, Selling Price	$ 1,078,791	$ 893,938